SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants Outstanding Beginning balance, Shares	50,000
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 20.00
Warrants Granted, Shares	213,164	50,165	275
Warrants Granted, Weighted Average Exercise Price	$ 7.29	$ 28.40	$ 3.73
Warrants Reset feature, Shares		183,352	628
Warrants Reset feature, Weighted Average Exercise Price		$ 10.20	$ 1.30
Warrants Exercised, Shares	(9,030)	(19,329)
Warrants Exercised, Weighted Average Exercise Price	$ 5.80	$ 10.20
Warrants Forfeited/canceled, Shares		165,125
Warrants Forfeited/canceled, Weighted Average Exercise Price		$ 6.40
Warrants Outstanding Ending balance, Shares	254,134	50,000
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 9.84	$ 20.00